Related party disclosures (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party disclosures [Line Items]
Tax ID	77.114.779-8	N/A
Country of origin		Chile
Doktor Tarsa Tarim Sanayi AS [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	Turkey
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 0	$ 1,053	$ 14,767
Ajay Europe S.A.R.L [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	France
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 39,760	23,162	21,348
Ajay Europe S,A.R.L. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	France
Transaction	Dividends
Dividend income	$ 992	1,197	1,055
Ajay North America LLC. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	United States of America
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 27,763	20,259	16,932
Ajay North America LLC. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	United States
Transaction	Dividends
Dividend income	$ 1,233	1,967	2,796
Abu Dhabi Fertilizer Industries WWL [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	United Arab Emirates
Transaction	Dividends
Revenue from sale of goods, related party transactions	$ 9,438	0	0
Abu Dhabi Fertilizer Industries WWL [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	United Arab Emirates
Transaction	Sale of products
Dividend income	$ 0	0	3,749
Charlee SQM Thailand Co. Ltd. [Member]
Related party disclosures [Line Items]
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 79,086	41,341	46,876
Charlee SQM Thailand Co. Ltd. [Member]
Related party disclosures [Line Items]
Country of origin	Perú
Transaction	Sale of products
Dividend income	$ 17,016	17,723	24,138
SQM Vitas Brasil Agroindustria [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Other related parties
Country of origin	Brazil
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 2,060	1,510	3,955
SQM Vitas Peru S.A.C. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Other related parties
Country of origin	Peru
Transaction	Dividends
Revenue from sale of goods, related party transactions	$ 0	2,223	0
SQM Vitas Fzco. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint venture
Country of origin	United Arab Emirates
Transaction	Sale of products
Dividend income	$ 0	0	1,929
Coromandel SQM India [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint venture
Country of origin	India
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 0	737	1,280
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint venture
Country of origin	China
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 961	1,125	3,152
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	China
Terra Tarsa Ukraine LLC [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Other related parties
Country of origin	Ukraine
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 0	0	4,096
Pavoni & CPA [Member]
Related party disclosures [Line Items]
Country of origin	Italy
Plantacote N.V [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Other related parties
Country of origin	Belgium
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 0	0	2,359
Pavoni & C, SPA [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint venture
Country of origin	Italy
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 0	0	40
Arpa Speciali SRL [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	Italy
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 0	$ 0	47
Terra Tarsa Don LLC [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Other related parties
Country of origin	Russian Federation
SQM Eastmed Turkey [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Turkey
Banco de Chile [Member]
Related party disclosures [Line Items]
Tax ID	Chile	97.004.000-5
Nature	Other related parties	Other related parties
Country of origin	Chile	Chile
Transaction	Service Provider
Services received, related party transactions	$ (20,904)	$ 0	0
Norte Grande S.A.[Member]
Related party disclosures [Line Items]
Tax ID	Chile	96.529.340-K
Nature	Other related parties	Other related parties
Country of origin	Chile	Chile
Transaction	Client
Services received, related party transactions	$ (146)	$ 0	0
El Mercurio S.A.P. [Member]
Related party disclosures [Line Items]
Tax ID	Chile	90.193.000-7
Nature	Other related parties	Other related parties
Country of origin	Chile	Chile
Transaction	Service Provider
Services received, related party transactions	$ (131)	$ 0	0
Compania de Seguros de Vida Consorcio Nacional [Member]
Related party disclosures [Line Items]
Tax ID	Chile	99.012.000-5
Nature	Other related parties	Other related parties
Country of origin	Chile	Chile
Transaction	Service Provider
Services received, related party transactions	$ (134)	$ 0	0
Entel PCS Telecomunicaciones S.A. [Member]
Related party disclosures [Line Items]
Tax ID	Chile	96.806.980-2
Nature	Other related parties	Other related parties
Country of origin	Chile	Chile
Transaction	Service Provider
Services received, related party transactions	$ (157)	$ 0	0
Empresa Nacional de Telecomunicaciones S.A. [Member]
Related party disclosures [Line Items]
Tax ID	Chile	92.580.000-7
Nature	Other related parties	Other related parties
Country of origin	Chile	Chile
Transaction	Service Provider
Services received, related party transactions	$ (2,393)	$ 0	$ 0